Juniata Valley Financial Corp. (Parent Company Only) (Schedule of Condensed Statements of Income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income from unconsolidated subsidiary									$ 237	$ 249	$ 263
Non-interest expense	3,432	3,349	3,330	3,035	3,339	3,273	3,220	3,245	13,146	13,077	12,802
Income Tax Expense (Benefit)	46	60	62	337	242	354	372	10	505	978	1,542
Net income	967	1,019	1,009	1,006	883	1,132	1,215	418	4,001	3,648	4,680
COMPREHENSIVE INCOME									3,761	4,485	3,889
Parent Company [Member]
Interest and dividends on investment securities available for sale									28	41	44
Dividends from bank subsidiary									4,290	2,793	4,217
Income from unconsolidated subsidiary									237	249	263
TOTAL INCOME									4,555	3,083	4,524
Non-interest expense									140	80	140
TOTAL EXPENSE									140	80	140
INCOME BEFORE INCOME TAXES (BENEFIT) AND EQUITY IN UNDISTRIBUTED NET INCOME OF SUBSIDIARY									4,415	3,003	4,384
Income Tax Expense (Benefit)									23	47	36
INCOME BEFORE EQUITY IN UNDISTRIBUTED NET INCOME OF SUBSIDIARY									4,392	2,956	4,348
Undistributed net income of subsidiary									(391)	692	332
Net income									4,001	3,648	4,680
COMPREHENSIVE INCOME									$ 3,761	$ 4,485	$ 3,889